SIMPSON THACHER & BARTLETT LLP

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DIRECT DIAL NUMBER (212) 455-2948	E-MAIL ADDRESS JKAUFMAN@STBLAW.COM

May 1, 2007

Re:	Virgin Mobile USA, Inc.
Registration Statement on Form S-1

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549

Ladies and Gentlemen:

On behalf of Virgin Mobile USA, Inc. (the “Registrant”), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, a Registration Statement on Form S-1 relating to the Registrant’s proposed offering of its Class A common stock.

The filing fee in the amount of $3,500.00 was deposited by the Registrant by wire transfer of same-day funds to the Securities and Exchange Commission’s account on April 24, 2007.

Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2948; fax: 212-455-2502) or Igor Fert (phone: 212-455-2255; fax: 212-455-2502).

Very truly yours,

/s/ Joseph H. Kaufman

Joseph H. Kaufman

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